Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Assumptions Used For Options Granted) (Details)	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Risk-free interest rate	1.60%	1.30%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.30%	0.33%	0.38%
Expected option life	7 years	7 years	7 years